Borrowings - Summary of Carrying Amount of Term Loan and PPP Loan and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [Abstract]
As at January 1, at fair value	$ 5,960
Term loan received, net		$ 5,934
PPP loan received		180
Offset of PPP loan		(180)
Interest accrued	480	26
Amortization of Issuance costs	34
Interest paid	(509)
Translation differences	(21)
As at December 31, at fair value	$ 5,944	$ 5,960